TAXES RECEOVERABLE (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Income Taxes Recoverable and Canadian Sales Taxes
	September 30, 2025	December 31, 2024
VAT recoverable	$1,101	$179
GST recoverable	19	16
Income taxes recoverable	16	-
	$1,136	$195